Accumulated Other Comprehensive Losses (Changes In Each Component Of Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at end of year	$ (1,887)	$ (1,484)
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	4	3
Period change, before income taxes	(2)	1	3
Balances at end of year	2	4	3
Changes In Net Loss And Prior Service Cost [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	(1,811)	(1,846)	(2,221)
Period change, before income taxes	(415)	58	611
Deferred income taxes	164	(23)	(236)
Balances at end of year	(2,062)	(1,811)	(1,846)
Ownership Share Of SABMiller's Other Comprehensive Earnings (Losses) [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	323	282	40
Period change, before income taxes	(231)	63	372
Deferred income taxes	81	(22)	(130)
Balances at end of year	173	323	282
Accumulated Other Comprehensive Losses [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	(1,484)	(1,561)	(2,181)
Period change, before income taxes	(648)	122	986
Deferred income taxes	245	(45)	(366)
Balances at end of year	$ (1,887)	$ (1,484)	$ (1,561)